Stockholders' deficit and stock-based compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of stockholders' deficit and stock-based compensation
	Authorized Shares	Issued and Outstanding Shares
December 31, 2020
Class A Common Stock	86,000,000	9,485,479
Class B Common Stock	40,000,000	10,865,932
	126,000,000	20,351,411
June 30, 2021
Class A Common Stock	86,000,000	9,485,479
Class B Common Stock	40,000,000	17,692,588
	126,000,000	27,178,067

	Authorized Shares	Issued and Outstanding Shares
December 31, 2019
Class A Common Stock	55,920,000	7,409,330
Class B Common Stock	21,000,000	3,456,714
	76,920,000	10,866,044
December 31, 2020
Class A Common Stock	86,000,000	9,485,479
Class B Common Stock	40,000,000	10,865,932
	126,000,000	20,351,411

Schedule of reserved shares of common stock for future issuance
	June 30, 2021	December 31, 2020
Conversion of Series A Preferred Stock	7,363,856	7,363,856
Conversion of Series B Preferred Stock	11,090,568	11,090,568
Conversion of Series C Preferred Stock	18,581,768	18,581,768
Conversion of Series C-1 Preferred Stock	665,428	665,428
Conversion of Series C-2 Preferred Stock	7,675,798	7,675,798
Conversion of Series D Preferred Stock	13,266,042	9,374,786
Conversion of Series D-1 Preferred Stock	8,283,574	8,283,574
Preferred Stock warrants	156,745	156,745
Common Stock warrants	8,219,254	8,369,254
Stock option plans:
Options and RSAs outstanding	9,759,451	5,197,616
Shares available for grant	697,370	11,785,727
Total	85,759,854	88,545,120

	December 31,
	2020	2019
Conversion of Series A Preferred Stock	7,363,856	7,363,856
Conversion of Series B Preferred Stock	11,090,568	11,090,568
Conversion of Series C Preferred Stock	18,581,768	18,581,768
Conversion of Series C-1 Preferred Stock	665,428	665,428
Conversion of Series C-2 Preferred Stock	7,675,798	7,675,798
Conversion of Series D Preferred Stock	9,374,786	—
Conversion of Series D-1 Preferred Stock	8,283,574	—
Preferred Stock warrants	156,745	156,745
Common Stock warrants	8,369,254	7,837,575
Stock option plans:
Options and RSAs outstanding	5,197,616	10,691,126
Shares available for grant	11,785,727	1,528,203
Total	88,545,120	65,591,067

Schedule of option award activity for employees
	Number of options outstanding	Weighted- average exercise price per share	Weighted- average remaining contractual life (years)	Aggregate intrinsic value
December 31, 2020	14,469,493	$0.93	8.2	$30,880,726
Options granted	4,186,892	3.35
Options exercised	(509,918)	1.70
Options forfeited	(102,408)	1.76
Options expired	—	—
March 31, 2021	18,044,059	$2.03	8.4	$108,589,869
Options granted	1,370,700	7.77
Options exercised	(316,604)	0.66
Options forfeited	(66,827)	2.41
Options expired	—	—
June 30, 2021	19,031,328	$2.88	8.3	$124,350,693
Options vested and exercisable as of December 31, 2020	1,947,361	$0.63	7.0	$4,734,286
Options vested and exercisable as of March 31, 2021	3,486,657	$1.39	7.9	$21,218,494
Options vested and exercisable as of June 30, 2021	3,422,783	$1.46	7.7	$23,970,041

	Number of options outstanding	Weighted-average exercise price per share	Weighted- average remaining contractual life (years)	Aggregate intrinsic value
December 31, 2018	5,457,736	$0.54	8.9	$765,591
Options granted	5,636,140	0.96
Options exercised	(68,903)	0.33
Options forfeited	(393,806)	0.66
Options expired	(8,541)	0.38
December 31, 2019	10,622,626	0.76	8.6	5,836,457
Options granted	4,383,239	1.05
Options exercised	(213,490)	0.49
Options forfeited	(232,113)	0.97
Options expired	(90,769)	0.76
December 31, 2020	14,469,493	$0.93	8.2	$30,880,726
Options vested and exercisable as of December 31, 2019	4,208,556	0.55	8.0	3,180,418
Options vested and exercisable as of December 31, 2020	1,947,361	0.63	7.0	4,734,286

Schedule of weighted-average assumptions
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Expected dividend yield	—%	—%	—%	—%
Risk-free interest rate	1.1%	0.4%	0.7%	1.2%
Expected volatility	66.1%	54.2%	59.7%	42.1%
Expected term (in years)	6.1	5.4	5.8	5.9

	December 31,
	2020	2019
Expected dividend yield	—	—
Risk-free interest rate	0.80%	2.07%
Expected volatility	48.14%	34.39%
Expected term (in years)	6.0	6.0